Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest And Finance Costs
Interest and Finance Costs

13. Interest and Finance Costs:

The amounts in the accompanying Unaudited Interim Condensed Consolidated Statements of Comprehensive Income are analyzed as follows:

	Six months ended June 30,
	2023	2024
Interest on long-term debt (Note 7)	$2,592	$2,935
Interest on Promissory Note (Note 3)	69	—
Amortization of financing costs	126	114
Financing fees and charges	21	24
Total	$2,808	$3,073